Financial risks	12 Months Ended
Dec. 31, 2017
Financial risks
Financial risks

Note 23—Financial risks

        The objective of Zealand's financial management policy is to reduce the Group's sensitivity to fluctuations in exchange rates, interest rates, credit rating and liquidity. Zealand's financial management policy has been endorsed by Zealand's Audit Committee and ultimately approved by Zealand's Board of Directors.

        Zealand receives milestone payments from its current partners in USD and EUR and royalty payments in EUR.

        Zealand is mainly exposed to research and development expenses. In addition, Zealand has a USD loan as well as a significant USD cash position. As such, Zealand is exposed to various financial risks, including foreign exchange rate risk, interest rate risk, credit risk and liquidity risk.

Capital structure

        Zealand aims to have an adequate capital structure in relation to the underlying operating results and research and development projects, so that it is always possible to provide sufficient capital to support operations and long-term growth targets.

        The Board of Directors finds that the current capital and share structure is appropriate for the shareholders and the Group.

Exchange rate risk

        Most of Zealand's financial transactions are in DKK, USD and EUR.

        Due to Denmark's long-standing fixed exchange rate policy vis-à-vis the EUR, Zealand has evaluated that there is no transaction exposure or exchange rate risk regarding transactions in EUR.

        Zealand's milestone payments have been agreed in foreign currencies, namely USD and EUR. However, as milestone payments are unpredictable in terms of timing, the payments are not included in the basic exchange rate risk evaluation.

        As Zealand from time to time conducts clinical trials and toxicology studies in the U.S., Zealand will be exposed to the exchange rate fluctuations and risks associated with transactions in USD. To date, Zealand's policy has been to manage the transaction and translation risk associated with the USD passively, placing the revenue received from milestone payments in USD in a USD account for future payment of Zealand's expenses denominated in USD, covering payments for the next 12-24 months and thus matching Zealand's assets with its liabilities.

        In December 2014, Zealand issued a royalty bond of USD 50 million, creating a large exposure to the USD. On March 15, 2017, Zealand used restricted cash of USD 25 million (DKK 175 million) to repay half of the outstanding bond. To hedge this, Zealand holds a portion of its cash position in USD. At December 31, 2017, Zealand held USD 11.7 million (2016: USD 75.7 million) in cash, while the value of the royalty bond was USD 24.8 million (2016: USD 50.0 million).

Interest rate risk

        Zealand has a policy of avoiding any financial instrument that exposes the Group to any unwanted financial risk. Zealand is not exposed to interest rate risk because the Company borrows funds at fixed interest rates.

        The royalty bond has a fixed interest rate of 9.375%.

        During 2017, all cash has been held in current bank accounts in USD, EUR and DKK . Interest rates on bank deposits in DKK and EUR have been negative for most of 2017, while USD accounts have generated a low level of positive interest.

        During 2017, Zealand has invested in securities. The Group's securities portfolio comprises listed bonds in Danish kroner. The average weighted duration of the bond portfolio on the balance sheet date was 3 years. The bond portfolio has fixed interest rates.

Credit risk

        Zealand is exposed to credit risk in respect of receivables and bank balances. The maximum credit risk corresponds to the carrying amount. Management believes that credit risk is limited, as the counterparties to the trade receivables are large global pharmaceutical companies.

        Cash is not deemed to be subject to credit risk, as the counterparties are banks with investment-grade ratings (i.e. BBB- or higher from Standard & Poor's).

Liquidity risk

        The purpose of Zealand's cash management is to ensure that the Group has sufficient and flexible financial resources at its disposal at all times.

        Zealand's short-term liquidity is managed and monitored by means of the Company's quarterly budget revisions to balance the demand for liquidity and maximize the Company's interest income by matching its free cash in fixed-rate, fixed-term bank deposits with its expected future cash burn.

Sensitivity analysis

        The table shows the effect on profit/loss and equity of reasonably likely changes in the financial variables in the statement of financial position.

	2017		2016
	Fluctuation	Effect	Fluctuation	Effect
USD	+/– 10%	10,065	+/– 10%	9,531
Interest rate	+/– 100 b p	5,562	+/– 100 b p	4,728

Contractual maturity (liquidity risk)

        A breakdown of the Group's aggregate liquidity risk on financial assets and liabilities is given below.

        The following table details the Group's remaining contractual maturity for its financial liabilities with agreed repayment periods. The table has been prepared using the undiscounted cash flows for financial liabilities, based on the earliest date on which the Group can be required to pay. The table includes both interest and principal cash flows. To the extent that the specific timing of interest or principal flows is dependent on future events, the table has been prepared based on Management's best estimate of such timing at the end of the reporting period. The contractual maturity is based on the earliest date on which the Group may be required to pay.

DKK thousand	<6 months	6<12 months	1 - 5 years	Total
Trade payables	29,428	0	0	29,428
Royalty bond repayments	1,401	1,347	132,986	135,734
Interest payments on royalty bond	7,249	7,302	35,140	49,691
Other	36,396	0	0	36,396

Total financial liabilities at December 31, 2017	74,474	8,649	168,126	251,249

Trade payables	19,739	0	0	19,739
Royalty bond repayments	0	3,365	349,275	352,640
Interest payments on royalty bond	16,550	16,550	121,800	154,900
Other	29,636	0	0	29,636

Total financial liabilities at December 31, 2016	65,925	19,915	471,075	556,915

        All cash flows are nondiscounted and include all liabilities under contracts.

        Interest payments on the royalty bond are calculated using the fixed interest rate (9.375%) and the expected payback time as of each balance sheet date.

        We expect interest payments of DKK 14.6 million on the royalty bond (interest rate 9.375%) in 2018 (2017: DKK 33.1 million).

Fair value measurement of financial instruments

DKK thousand	2017	2016
Categories of financial instruments
Trade receivables	21,632	11,510
Income tax receivable	5,500	5,500
Other receivables	4,979	5,379
Restricted cash	5,892	318,737
Cash and cash equivalents	588,718	323,330

Loan and receivables	626,721	664,456

Securities	75,111	0
Other investments	9,312	0

Financial assets measured at fair value	84,423	0

Royalty bond	135,734	332,243
Trade payables	29,428	19,739
Other liabilities	43,608	64,450

Financial liabilities measured at amortized cost	208,770	416,432

        The fair value of securities is based on Level 1 in the fair value hierarchy.

        The fair value of other investments is based on level 3 in the fair value hierarchy.

        Except as detailed in the following table with respect to the royalty bond, at December 31, 2017 and 2016, the carrying amount of other financial assets and financial liabilities approximated the fair value.

	2017		2016
DKK thousand	Carrying amount	Fair value	Carrying amount	Fair value
Royalty bond	135,734	139,991	332,243	356,626

        The fair value of financial liabilities is determined as the discounted cash flows based on the market interest rates and credit conditions at the balance sheet date. The carrying amount of the royalty bond is based on amortized cost. The fair value of the royalty bond disclosed in the note is based on Level 3 in the fair value hierarchy.